Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue
	Years ended December 31,
	2019	2020

Project implementation phase:
Revenues from pre-production implementation projects	$121,986	$142,247
Revenues from post-production implementation projects	203,688	240,656

Total	$325,674	$382,903

Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities
	December 31,
	2019	2020

Trade receivables (net of allowance for credit losses of $543 and $1,558 at December 31, 2019 and 2020, respectively)	34,615	48,623
Short-term unbilled receivables *)	9,511	9,301
Long-term unbilled receivables *)	362	772
Contract assets **)	6,095	7,485
Deferred revenues (short-term contract liabilities)	21,021	34,548
Long-term deferred revenues (long-term contract liabilities) ***)	216	524